Concentration and risk (Details 3) - Accounts Payable [Member] - Customer Concentration Risk [Member] - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Supplier F [Member]
Concentration Risk [Line Items]
Concentration of credit risk		54.90%
Supplier G [Member]
Concentration Risk [Line Items]
Concentration of credit risk		32.30%
Supplier C [Member]
Concentration Risk [Line Items]
Concentration of credit risk	77.30%	12.10%
Supplier B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	12.40%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.30%